CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (Parenthetical)	12 Months Ended
Dec. 31, 2016 shares
WeedMD RX Inc. (''WMD'') [Member]
Notes payable in exchange for shares of common stock	1,100,000